STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss and comprehensive loss for the year	$ (643,227)	$ (1,061,028)	$ (283,552)
Items not affecting cash
Depreciation	16,673	10,586	3,045
Option based payments	221,193	545,662	75,426
Changes in non-cash working capital items:
(Increase)/decrease in receivables	540	(641)	3,118
(Increase)/decrease in prepaids and deposits	756	(10,646)	4,459
Increase/(decrease) in accounts payable and accrued liabilities	2,663	(1,724)	2,235
Increase/(decrease) in amounts owing to related parties	(5,220)	16,507	13
Net cash used in operating activities	(406,622)	(501,284)	(195,256)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of Share Capital	0	1,895,565	73,500
Net cash provided by financing activities	0	1,895,565	73,500
CASH FLOWS FROM INVESTING ACTIVITIES
Mineral property interests and Exploration and evaluation costs (net of recovery)	0	(10,540)	(10,132)
Disposal of equipment, vehicles or furniture	0	2,309	0
Purchase of equipment, vehicles or furniture	0	(62,633)	0
Net cash used in investing activities	0	(70,864)	(10,132)
Net increase (decrease) in cash and cash equivalents	(406,622)	1,323,417	(131,888)
Cash and cash equivalents at beginning of period	1,887,924	564,507	696,395
Cash and cash equivalents at end of period	$ 1,481,302	$ 1,887,924	$ 564,507